NATURE OF BUSINESS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF BUSINESS

Note 1 - NATURE OF BUSINESS

Dragonfly Energy Holdings Corp. (“New Dragonfly” or the “Company”) sells lithium-ion battery packs for use in a wide variety of applications. The Company sells to distributors under the Dragonfly Energy brand name, and sells direct to consumers under the trade name Battleborn Batteries. In addition, the Company develops technology for improved lithium-ion battery manufacturing and assembly methods.

On October 7, 2022, a merger transaction between Chardan NexTech Acquisition 2 Corporation (“CNTQ”), Dragonfly Energy Corp. (“Legacy Dragonfly”), and Bronco Merger Sub, Inc. (“Merger Sub”) was completed pursuant to which Merger Sub was merged with and into Legacy Dragonfly, with Legacy Dragonfly surviving the merger. As a result of the merger, Legacy Dragonfly became a wholly owned subsidiary of New Dragonfly.

Although New Dragonfly was the legal acquirer of Legacy Dragonfly in the merger, Legacy Dragonfly was deemed to be the accounting acquirer, and the historical financial statements of Legacy Dragonfly became the basis for the historical financial statements of New Dragonfly upon the closing of the merger. New Dragonfly together with its wholly owned subsidiary, Dragonfly Energy Corp., is referred to hereinafter as the “Company.”

Furthermore, the historical financial statements of Legacy Dragonfly became the historical financial statements of the Company upon the consummation of the merger. As a result, the financial statements included in this Quarterly Report reflect (i) the historical operating results of Legacy Dragonfly prior to the merger; (ii) the combined results of CNTQ and Legacy Dragonfly following the close of the merger; (iii) the assets and liabilities of Legacy Dragonfly at their historical cost and (iv) the Legacy Dragonfly’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger.

NOTE 1 — NATURE OF BUSINESS

Dragonfly Energy Holdings Corp. (“New Dragonfly” or the “Company”) sells lithium-ion battery packs for use in a wide variety of applications. The Company sells to distributors under the Dragonfly Energy brand name, and sells direct to consumers under the trade name Battleborn Batteries. In addition, the Company develops technology for improved lithium-ion battery manufacturing and assembly methods.

On October 7, 2022, a merger transaction between Chardan NexTech Acquisition 2 Corporation (“CNTQ”), Dragonfly Energy Corp. (“Legacy Dragonfly”), and Bronco Merger Sub, Inc. (“Merger Sub”) was completed pursuant to which Merger Sub was merged with and into Legacy Dragonfly, with Legacy Dragonfly surviving the merger. As a result of the merger, Legacy Dragonfly became a wholly owned subsidiary of New Dragonfly.

Although New Dragonfly was the legal acquirer of Legacy Dragonfly in the merger, Legacy Dragonfly is deemed to be the accounting acquirer, and the historical financial statements of Legacy Dragonfly became the basis for the historical financial statements of New Dragonfly upon the closing of the merger. New Dragonfly together with its wholly owned subsidiary, Dragonfly Energy Corp., is referred to hereinafter as the “Company”.

Furthermore, the historical financial statements of Legacy Dragonfly became the historical financial statements of the Company upon the consummation of the merger. As a result, the financial statements included in this Annual Report reflect (i) the historical operating results of Legacy Dragonfly prior to the merger; (ii) the combined results of CNTQ and Legacy Dragonfly following the close of the merger; (iii) the assets and liabilities of Legacy Dragonfly at their historical cost and (iv) the Legacy Dragonfly’s equity structure for all periods presented, as affected by the recapitalization presentation after completion of the merger. See Note 3 – Reverse Capitalization for further details of the merger.